CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital Preferred C shares	[1]	Share capital Ordinary shares	[1]	Share capital [1]	Share premium Preferred C shares	Share premium Ordinary shares	Share premium	Reserve of remeasurements of defined benefit plans	Accumulated deficit	Preferred C shares	Ordinary shares	Total
Balance at the beginning at Dec. 31, 2020					$ 0			$ 96,172	$ (51)	$ (77,647)			$ 18,474
Loss										(16,358)			(16,358)
Total other comprehensive income (loss)									(81)				(81)
Total comprehensive income (loss)									(81)	(16,358)			(16,439)
Issuance of Ordinary shares	$ 0		$ 0			$ 27,499	$ 4,417				$ 27,499	$ 4,417
Exercise of options					0			33					33
Share-based compensation								935					935
Balance at the end at Dec. 31, 2021								129,056	(132)	(94,005)			34,919
Loss										(24,701)			(24,701)
Total other comprehensive income (loss)									269				269
Total comprehensive income (loss)									269	(24,701)			(24,432)
Issuance of Ordinary shares								9,194					9,194
Exercise of options								73					73
Share-based compensation								1,906					1,906
Balance at the end at Dec. 31, 2022					0			140,229	137	(118,706)			21,660
Loss										(65,473)			(65,473)
Total other comprehensive income (loss)									(110)				(110)
Total comprehensive income (loss)									(110)	(65,473)			(65,583)
Issuance of Ordinary shares					0			491					491
Issuance of Ordinary shares, net in connection with the closing of the BCA (see Note 1d)					0			63,145					63,145
Exercise of options					0			186					186
Share-based compensation								5,426					5,426
Share listing expense								46,717					46,717
Balance at the end at Dec. 31, 2023					$ 0			$ 256,194	$ 27	$ (184,179)			$ 72,042

[1]	Represents an amount lower than $1.